Management Fee, Selling Commission, Platform Fees And Profit Share (Narrative) (Details) (Millburn Multi-Markets Fund L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Profit share percentage	20.00%
Management fees	$ 3,519,872	$ 4,581,555
Selling commissions, per month	0.167%
Selling commissions	2.00%
Platform fee, per month	0.00021%
Platform fee	0.25%